Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 14,249,111	$ 13,797,150	$ 13,594,706
Cost of sales	(10,082,903)	(9,720,238)	(9,733,113)
Gross profit	4,166,208	4,076,912	3,861,593
Expenses
Salaries and wages	1,772,086	1,823,978	2,336,569
Consulting fees	466,400	690,033	1,005,312
Office and general	691,302	516,557	1,022,545
Leases and utilities	233,704	315,220	327,331
Shareholders information services	187,342	232,127	231,971
Professional fees	181,256	198,738	213,188
Amortization of right-of-use assets	417,175	491,705	694,730
Depreciation	313,743	318,599	345,095
Amortization of licenses	108,583	131,915	164,582
Total operating expense	4,371,591	4,718,872	6,341,323
Loss before other income (expense)	(205,383)	(641,960)	(2,479,730)
Interest on lease liability	(263,218)	(332,687)	(473,136)
Interest expense	(245,461)	(244,189)	(529,473)
Other income	55,352	183,547	182,813
Foreign exchange (loss) gain	(21,453)	9,933	49,363
Accretion expense	0	0	(26,741)
Loss on convertible debentures	0	0	(218,567)
Impairment of assets	(860,816)	0	(1,030,537)
Impairment of right-of-use assets	(828,370)	0	0
Impairment of intangible assets	0	0	(2,145,628)
Gain on modification of lease	0	0	52,126
Allowance for loan receivable	0	0	(264,800)
Gain on sale of asset	203,824	0	0
Loss before income tax expense	(2,165,525)	(1,025,356)	(6,884,310)
Current	(289,090)	(256,000)	(48,720)
Deferred	0	6,300	15,120
Net loss	$ (2,454,615)	$ (1,275,056)	$ (6,917,910)
Net loss per share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.06)
Weighted average number of outstanding common shares - basic and diluted	109,784,517	109,502,853	109,502,853
Net loss	$ (2,454,615)	$ (1,275,056)	$ (6,917,910)
Foreign exchange translation adjustment	76,562	(88,582)	(6,054)
Comprehensive loss	(2,378,053)	(1,363,638)	(6,923,964)
Net income (loss) attributable to:
CordovaCann Corp.	(2,690,678)	(1,492,535)	(6,884,668)
Non-controlling interests	236,063	217,479	(33,242)
Comprehensive income (loss) attributable to:
CordovaCann Corp.	(2,614,116)	(1,581,117)	(6,890,722)
Non-controlling interests	$ 236,063	$ 217,479	$ (33,242)